Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 109,795,864.40
Previously Paid Amount	0.00
Total Fee Amount	16,809.75
Total Offset Amount	0.00
Net Fee	$ 16,809.75